Schedule of changes in fair value of derivative liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 8,112	$ 1,121
Issuances	441,769
Settlements		(90,417)
Change in fair value	(302,683)	97,408
Translation adjustment	5,147
Balance, end of period	152,345	8,112
Current	13,252	8,112
Non-current	139,093
Derivative liabilities	$ 152,345	$ 8,112